Leases - Schedule of weighted average discount rate and remaining lease term (Details)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Leases
Weighted-average discount rate	8.00%	8.40%	7.40%
Weighted-average remaining lease term	5 years 3 months 18 days	4 years 7 months 6 days	5 years 6 months